Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	26 Months Ended	35 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024 [3]	Sep. 30, 2024 [4]
Schwab Crypto Thematic ETF - STCE
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Crypto Thematic ETF
Average Annual Return, Percent	[1],[2]	(12.03%)	82.27%	18.01%
Schwab Ariel ESG ETF - SAEF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Ariel ESG ETF
Average Annual Return, Percent	[1],[2]	8.42%	30.95%		2.65%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	MSCI ACWI Index (Net)
Average Annual Return, Percent	[6]	9.67%	31.76%	16.21%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	S&P 500® Index
Average Annual Return, Percent		10.42%	36.35%		9.19%
Schwab Crypto Thematic Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[8]	Schwab Crypto Thematic Index® (Net)
Average Annual Return, Percent	[6]	(12.08%)	82.82%	18.00%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500TM Index
Average Annual Return, Percent		4.10%	26.17%		0.71%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	Inception (08/04/2022) represents the date that the shares began trading in the secondary market.
[4]	Inception (11/16/2021) represents the date that the shares began trading in the secondary market.
[5]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Schwab Crypto Thematic Index® (Net) to the MSCI ACWI Index (Net). The MSCI ACWI Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index® (Net). The fund does not seek to track the regulatory index.
[6]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[7]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2500™ Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[8]	The Schwab Crypto Thematic Index was developed by Charles Schwab Investment Management, Inc. and is designed to deliver global exposure to companies that may benefit from one or more of the following business activities: either directly or facilitating others in validating consensus mechanisms for (such as mining or staking), investing in, or trading cryptocurrency or other digital assets; enabling the use of cryptocurrency or other digital assets to buy or sell goods and services; or developing, distributing or implementing applications of blockchain or other distributed ledger technology including in new cryptocurrencies or digital assets. The index is comprised of equity securities, including depositary receipts which may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), of companies listed and traded on major exchanges in the U.S. and non-U.S. markets, including developed and emerging markets, as determined by the index provider. The underlying securities comprising the index and their weights are based on a determination of relevance to the theme based on a proprietary rules-based methodology that utilizes a natural language processing algorithm.